CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2023 (Unaudited)

COMMON STOCKS - 8.7%	Shares	Value
Energy - 8.7%
Oil & Gas Services & Equipment - 8.7%
PHI Group, Inc. (Cost $1,222,684)	113,912	$ 2,392,152

CORPORATE BONDS - 43.3%	Par Value	Value
Communications - 0.7%
Telecommunications - 0.7%
Qwest Corporation, 7.250%, due 09/15/25	$ 203,000	$ 191,858

Consumer Discretionary - 5.9%
Automotive - 4.0%
Ford Motor Credit Company, LLC, 2.150%, due 06/20/24	200,000	194,542
General Motors Financial Company, Inc., 5.100%, due 01/17/24	608,000	607,217
Polaris, Inc., 6.950%, due 03/15/29	300,000	308,785
		1,110,544
Retail - Discretionary - 1.9%
Tapestry, Inc., 7.350%, due 11/27/28	500,000	504,019

Energy - 4.6%
Oil & Gas Producers - 4.6%
EQT Corporation, 6.125%, due 02/01/25 (a)	700,000	700,938
ONEOK, Inc., 2.750%, due 09/01/24	575,000	561,779
		1,262,717
Financials - 6.2%
Banking - 4.4%
Bank of America Corporation,
4.200%, due 08/26/24	150,000	148,190
4.000%, due 01/22/25	450,000	441,111
JPMorgan Chase & Company, 1.100%, due 06/22/26	650,000	572,322
Royal Bank of Canada, 5.350%, due 01/16/24	63,000	62,336
		1,223,959
Insurance - 1.8%
Marsh & McLennan Companies, Inc., 3.875%, due 03/15/24	300,000	298,306
Old Republic International Corporation, 4.875%, due 10/01/24	200,000	197,708
		496,014
Industrials - 7.0%
Electrical Equipment - 1.8%
Keysight Technologies, Inc., 4.550%, due 10/30/24	500,000	493,447

Engineering & Construction - 1.6%
Fluor Corporation, 3.500%, due 12/15/24	200,000	194,979
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	150,000	146,077
RTX Corporation, 3.700%, due 12/15/23	100,000	99,926
		440,982

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 43.3% (Continued)	Par Value	Value
Industrials - 7.0% (Continued)
Industrial Intermediate Products - 1.4%
Timken Company (The), 3.875%, due 09/01/24	$ 400,000	$ 392,662

Industrial Support Services - 2.2%
United Rentals North America, Inc., 5.500%, due 05/15/27	620,000	611,878

Materials - 1.5%
Chemicals - 0.9%
FMC Corporation, 5.150%, due 05/18/26	200,000	197,010
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	61,212
		258,222
Metals & Mining - 0.6%
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	157,000	154,824

Real Estate - 0.4%
REITs - 0.4%
American Tower Corporation, 5.000%, due 02/15/24	100,000	99,781

Technology - 9.2%
Software - 0.3%
Roper Technologies, Inc., 2.350%, due 09/15/24	100,000	97,314

Technology Hardware - 8.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	520,771
Hewlett Packard Enterprise Company, 5.900%, due 10/01/24	250,000	249,969
International Business Machines Corporation,
3.625%, due 02/12/24	900,000	896,381
3.000%, due 05/15/24	100,000	98,848
Stanley Black & Decker, Inc., 6.272%, due 03/06/26	450,000	450,622
Vontier Corporation, 1.800%, due 04/01/26	250,000	226,792
		2,443,383
Utilities - 7.8%
Electric Utilities - 7.8%
American Electric Power Company, Inc., 2.031%, due 03/15/24	600,000	592,908
Georgia Power Company, 2.200%, due 09/15/24	600,000	582,901
NextEra Energy, Inc., 2.940%, due 03/21/24	500,000	495,453
Southern Company, 0.600%, due 02/26/24	500,000	493,800
		2,165,062

Total Corporate Bonds (Cost $11,992,610)		$ 11,946,666

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 37.9%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.0%
2.375%, due 01/15/25	$ 571,456	$ 564,937

U.S. Treasury Notes - 35.9%
2.250%, due 12/31/23	1,000,000	997,375
2.375%, due 02/29/24	1,000,000	992,500
2.125%, due 03/31/24	1,000,000	989,688
2.250%, due 04/30/24	500,000	493,594
2.500%, due 04/30/24	500,000	494,160
2.500%, due 05/31/24	500,000	492,988
3.000%, due 06/30/24	500,000	493,320
3.000%, due 07/31/24	500,000	492,520
3.250%, due 08/31/24	500,000	492,441
4.250%, due 09/30/24	500,000	495,977
4.375%, due 10/31/24	500,000	496,113
4.250%, due 12/31/24	2,000,000	1,980,781
4.625%, due 02/28/25	500,000	497,383
4.250%, due 05/31/25	500,000	495,117
		9,903,957

Total U.S. Treasury Obligations (Cost $10,493,476)		$ 10,468,894

MONEY MARKET FUNDS - 9.4%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 5.23% (b) (Cost $2,584,263)	2,584,263	$ 2,584,263

Total Investments at Value - 99.3% (Cost $26,293,033)		$ 27,391,975

Other Assets in Excess of Liabilities - 0.7%		204,608

Net Assets - 100.0%		$ 27,596,583

(a)	Step coupon. Rate shown is the coupon in effect as of 11/30/2023.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.